CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net loss attributable to HUYA Inc.	¥ (112,591)	$ (16,101)	¥ (47,955)	¥ (204,519)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation of property and equipment	35,475	5,073	39,945	46,803
Amortization of acquired intangible assets	39,545	5,655	36,555	54,320
Amortization of right-of-use assets	33,016	4,721	37,461	39,277
Allowance (Reversal of) for expected credit losses	67,832	9,700	(5,797)	13,394
Gains on disposal of property and equipment and other long-term assets	(928)	(133)	(831)	(594)
Share-based compensation	73,592	10,523	64,520	78,265
Share of loss in equity method investments, net of income taxes	2,695	385	0	0
Deferred income tax benefits	(4,059)	(580)	(4,041)	(4,007)
Impairment loss of investments	120,156	17,182	232,466	225,800
Foreign currency exchange losses, net	6,718	961	3,802	1,593
Gains on disposal of investments	(1,500)	(214)	0	0
Gains on disposal of other asset	(5,215)	(746)	0	0
Changes in operating assets and liabilities, net of effects from acquisition:
Accounts receivable	(163,745)	(23,415)	(9,043)	4,706
Prepayments and other assets	26,303	3,760	50,142	36,277
Prepaid assets and amounts due from related parties	(83,136)	(11,888)	(59,002)	(88,861)
Accounts payable	175,647	25,117	50,269	4,472
Amounts due to related parties	(11,363)	(1,625)	12,585	15,286
Advances from customers and deferred revenue	(41,423)	(5,923)	(158,235)	(60,114)
Lease liabilities	(25,421)	(3,636)	(29,220)	(31,664)
Accrued liabilities and other current liabilities	(314,635)	(44,992)	(124,018)	(183,505)
Income tax payable	6,885	985	4,680	20,990
Net cash (used in) provided by operating activities	(176,152)	(25,191)	94,283	(32,081)
Cash flows from investing activities
Placements of short-term deposits	(3,475,510)	(496,991)	(3,428,284)	(6,064,259)
Maturities of short-term deposits	5,815,847	831,655	7,265,712	8,285,719
Placements of short-term investments	(1,342,297)	(191,946)	(10,000)	0
Maturities of short-term investments	1,342,297	191,946	10,000	3,117
Placements of long-term deposits			(60,000)	(2,141,404)
Maturities of long-term deposits	50,000	7,150	140,000	714,657
Purchase of property and equipment	(167,830)	(23,999)	(186,257)	(123,207)
Purchase of intangible assets	(20,982)	(3,000)	(24,244)	(8,084)
Cash paid for long-term investments	(24,000)	(3,432)	0	(68,332)
Cash consideration paid for business combination under common control			(28,770)	(546,084)
Cash received from disposal of investments	3,000	429	0	0
Proceeds from disposal of property and equipment	1,076	154	378	1,083
Proceeds from disposal of other assets	3,677	526	0	0
Net cash provided by investing activities	2,185,278	312,492	3,678,535	53,206
Cash flows from financing activities
Repurchase of shares	(90,345)	(12,919)	(247,890)	(202,422)
Dividends paid to shareholders	(2,407,847)	(344,318)	(2,857,461)	0
Proceeds from exercise of vested share options	0	0	680	128
Net cash used in financing activities	(2,498,192)	(357,237)	(3,104,671)	(202,294)
Net (decrease) increase in cash and cash equivalents and restricted cash	(489,066)	(69,936)	668,147	(181,169)
Cash and cash equivalents and restricted cash at the beginning of the year	1,205,942	172,447	530,110	698,141
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(12,182)	(1,742)	7,685	13,138
Cash and cash equivalents and restricted cash at the end of the year	704,694	100,769	1,205,942	530,110
Supplemental disclosure of cash flows information:
- Unpaid cash consideration for business acquisition				(28,742)
- Income tax received (paid)	(6,116)	(875)	(13,519)	8,895
- Unpaid cash consideration for repurchase of treasury shares			(4,365)	(3,923)
- Acquisition of property and equipment, included with accrued liabilities and other current liabilities	¥ 61,460	$ 8,789	¥ 73,309	¥ 62,357